Filed Pursuant to Rule 497(e)
1933 Act File No. 033-81396
1940 Act File No. 811-08614

BRANDES INVESTMENT TRUST

On behalf of Brandes Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated May 2, 2018 for the Brandes Emerging Markets Fund and the Brandes International Small Cap Fund, which was filed pursuant to Rule 497(e) on May 2, 2018.  The purpose of this filing is to submit the 497(e) filing dated May 2, 2018 in XBRL for the Brandes Emerging Markets Fund and the Brandes International Small Cap Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE